UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/         Michael Klarman     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $1,369,975 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCRETIVE HEALTH INC           COM              00438V103    17246   750500 SH       SOLE                   750500        0        0
ACE LTD                        SHS              H0023R105    27627   394000 SH       SOLE                   394000        0        0
ALLEGHANY CORP DEL             COM              017175100     8987    31500 SH       SOLE                    31500        0        0
ASHLAND INC NEW                COM              044209104    28900   505600 SH       SOLE                   505600        0        0
CF INDS HLDGS INC              COM              125269100    17514   120800 SH       SOLE                   120800        0        0
COMCAST CORP NEW               CL A             20030N101    80052  3376300 SH       SOLE                  3376300        0        0
CORN PRODS INTL INC            COM              219023108    78359  1490000 SH       SOLE                  1490000        0        0
CROWN CASTLE INTL CORP         COM              228227104    76276  1702600 SH       SOLE                  1702600        0        0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101    47205   460000 SH  PUT  SOLE                   460000        0        0
FEDEX CORP                     COM              31428x106     5846    70000 SH  CALL SOLE                    70000        0        0
HALLIBURTON CO                 COM              406216101    17255   500000 SH  CALL SOLE                   500000        0        0
HALLIBURTON CO                 COM              406216101    46316  1342100 SH       SOLE                  1342100        0        0
HEARTWARE INTL INC             COM              422368100     4582    66400 SH       SOLE                    66400        0        0
KODIAK OIL & GAS CORP          COM              50015Q100    49457  5206000 SH       SOLE                  5206000        0        0
LAS VEGAS SANDS CORP           COM              517834107    15810   370000 SH       SOLE                   370000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    51536   660300 SH       SOLE                   660300        0        0
MANITOWOC INC                  COM              563571108     9610  1045700 SH       SOLE                  1045700        0        0
MEDICINES CO                   COM              584688105    10196   547000 SH       SOLE                   547000        0        0
MICROSOFT CORP                 COM              594918104    64225  2474000 SH  CALL SOLE                  2474000        0        0
MICROSOFT CORP                 COM              594918104    24646   949400 SH       SOLE                   949400        0        0
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102     2577   174805 SH       SOLE                   174805        0        0
NEWS CORP                      CL A             65248E104    82150  4604800 SH       SOLE                  4604800        0        0
NEWS CORP                      CL A             65248E104     8028   450000 SH  CALL SOLE                   450000        0        0
NVIDIA CORP                    COM              67066G104    16008  1155000 SH       SOLE                  1155000        0        0
QUALCOMM INC                   COM              747525103    35085   641400 SH       SOLE                   641400        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    39490   531000 SH       SOLE                   531000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109     7307   753300 SH       SOLE                   753300        0        0
SIRIUS XM RADIO INC            COM              82967N108    20930 11500000 SH       SOLE                 11500000        0        0
TEEKAY CORPORATION             COM              Y8564W103    86527  3237080 SH       SOLE                  3237080        0        0
TEEKAY TANKERS LTD             CL A             y8565n102     2198   624500 SH       SOLE                   624500        0        0
THORATEC CORP                  COM NEW          885175307    11501   342700 SH       SOLE                   342700        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    78124  1067400 SH  CALL SOLE                  1067400        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108    76316  2002500 SH  PUT  SOLE                  2002500        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    19206   609700 SH       SOLE                   609700        0        0
VIACOM INC NEW                 CL B             92553p201    40229   885900 SH       SOLE                   885900        0        0
WILLIAMS COS INC DEL           COM              969457100    36322  1100000 SH       SOLE                  1100000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    93330  2467100 SH       SOLE                  2467100        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108     7566   200000 SH  PUT  SOLE                   200000        0        0
XL GROUP PLC                   SHS              g98290102    25436  1286600 SH       SOLE                  1286600        0        0